-COMMITMENTS/LEASES	9 Months Ended
Sep. 30, 2011
-COMMITMENTS/LEASES

NOTE E—COMMITMENTS/LEASES

The Company entered into a new lease agreement on September 20, 2010 for office space. The lease agreement is a month to month agreement that will automatically renew for consecutive periods of one month, for up to twelve months. The monthly fees range between $275 and $450. Total future payments through December 31, 2011 are $3,300.

Total rent expense for the three months ended September 30, 2011 and 2010 was $769 and $4,868, respectively. Total rent expense for the nine months ended September 30, 2011 and 2010 was $2,966 and $13,719.